Schedule of Investments (unaudited) May 31, 2020	iShares® Currency Hedged MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.7%
iShares MSCI Eurozone ETF(a)	15,023,932	$522,607,475

Total Investment Companies — 99.7% (Cost: $645,938,866)		522,607,475

Total Investments in Securities — 99.7% (Cost: $645,938,866)		522,607,475

Other Assets, Less Liabilities — 0.3%		1,432,806

Net Assets — 100.0%		$524,040,281

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	851,000	—	(851,000	)(b)	—	$—	$8,188	$—	$—
iShares MSCI Eurozone ETF	22,742,705	13,935,858	(21,654,631)		15,023,932	522,607,475	4,081,245	(92,166,407)	(7,930,492)

						$522,607,475	$4,089,433	$(92,166,407)	$(7,930,492)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,364,000	USD	2,600,275	BNP	06/03/20	$23,934
EUR	5,663,000	USD	6,219,279	JPM	06/03/20	67,058
EUR	8,471,000	USD	9,382,056	SSB	06/03/20	21,362
EUR	10,077,000	USD	11,007,500	UBS	06/03/20	178,694
EUR	3,607,000	USD	4,006,252	JPM	07/03/20	237
EUR	6,593,000	USD	7,318,963	SSB	07/03/20	4,237
USD	12,237,688	EUR	10,995,000	BOA	07/03/20	24,950
USD	395,992,961	EUR	355,774,759	CITI	07/03/20	814,789
USD	122,642,177	EUR	110,192,586	MS	07/03/20	245,342

						1,380,603

EUR	355,774,759	USD	395,753,524	CITI	06/03/20	(817,989)
EUR	110,192,586	USD	122,570,883	MS	06/03/20	(249,198)
USD	17,164,701	EUR	15,699,000	BNP	06/03/20	(262,317)
USD	206,554,243	EUR	189,955,824	BOA	06/03/20	(4,310,365)
USD	72,180	EUR	66,000	BSCH	06/03/20	(1,084)
USD	4,946,414	EUR	4,543,000	DB	06/03/20	(96,643)
USD	70,141	EUR	64,000	JPM	06/03/20	(904)
USD	306,146,756	EUR	282,214,521	MS	06/03/20	(7,131,631)

						(12,870,131)

	Net unrealized depreciation					$(11,489,528)

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Currency Hedged MSCI Eurozone ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$522,607,475	$—	$—	$522,607,475

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,380,603	$—	$1,380,603
Liabilities
Forward Foreign Currency Exchange Contracts	—	(12,870,131)	—	(12,870,131)

	$—	$(11,489,528)	$—	$(11,489,528)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BNP	BNP Paribas SA

BOA	Bank of America N.A.

BSCH	Banco Santander Central Hispano

CITI	Citibank N.A.

DB	Deutsche Bank AG London

Currency Abbreviations

EUR	Euro

USD	United States Dollar

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

SSB	State Street Bank and Trust Co.

UBS	UBS AG

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